Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

(13) CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As discussed Note 5 – Long-Term Debt, as of December 31, 2015, the Company has outstanding $325.6 million 2020 Unsecured Notes, $1,430.0 million 2023 Unsecured Notes and $350.0 million 2025 Senior Unsecured Notes. The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Company’s current and future domestic restricted subsidiaries. Zayo Capital does not have independent assets or operations. The non-guarantor subsidiaries consist of the foreign subsidiaries that were acquired in conjunction with the Company's acquisitions.

The accompanying condensed consolidating financial information has been prepared and is presented to display the components of the Company’s balance sheets, statements of operations and statements of cash flows in a manner that allows an existing or future holder of the Company’s Notes to review and analyze the current financial position and recent operating results of the legal subsidiaries that guarantee the Company’s debt obligations.

The operating activities of the separate legal entities included in the Company’s consolidated financial statements are interdependent. The accompanying condensed consolidating financial information presents the results of operations, financial position and cash flows of each legal entity. Zayo Group and its guarantors provide services to each other during the normal course of business. These transactions are eliminated in the consolidated results of operations of the Company. Activity related to income taxes is included at the issuer, or Zayo Group level, and the Company's non-guarantor subsidiaries and is not allocated to the Company's guarantor subsidiaries in the condensed consolidated financial information presented below.

Condensed Consolidating Balance Sheets (Unaudited)

December 31, 2015

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	(Issuer)	Subsidiaries	Subsidiaries	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$137.2	$3.7	$34.7	$—	175.6
Trade receivables, net of allowance	36.1	15.0	22.8	—	73.9
Due from related parties	(4.1)	—	4.6	—	0.5
Prepaid expenses	21.8	5.2	6.8	—	33.8
Deferred income taxes, net	128.9	—	0.9	—	129.8
Other assets	2.7	—	3.1	—	5.8
Total current assets	322.6	23.9	72.9	—	419.4
Property and equipment, net	2,820.7	345.1	460.3	—	3,626.1
Intangible assets, net	581.0	232.3	119.7	—	933.0
Goodwill	762.5	275.9	183.8	—	1,222.2
Other assets	52.1	9.0	11.3	—	72.4
Related party receivable	356.7	—	—	(356.7)	—
Investment in subsidiary	1,091.5	—	—	(1,091.5)	—
Total assets	$5,987.1	$886.2	$848.0	$(1,448.2)	$6,273.1
Liabilities and member's equity
Current liabilities
Current portion of long-term debt	$16.5	$—	$—	$—	$16.5
Accounts payable	45.9	4.8	15.5	—	66.2
Accrued liabilities	122.7	16.2	43.3	—	182.2
Accrued interest	40.2	—	—	—	40.2
Capital lease obligations, current	2.4	1.5	1.5	—	5.4
Due to related parties	(0.3)	—	1.6	—	1.3
Deferred revenue, current	76.6	3.0	18.2	—	97.8
Total current liabilities	304.0	25.5	80.1	—	409.6
Long-term debt, non-current	3,649.8	—	356.7	(356.7)	3,649.8
Capital lease obligation, non-current	23.3	—	7.2	—	30.5
Deferred revenue, non-current	627.0	4.7	95.7	—	727.4
Deferred income taxes, net	138.1	—	48.5	—	186.6
Other long-term liabilities	13.3	11.8	12.5	—	37.6
Total liabilities	4,755.5	42.0	600.7	(356.7)	5,041.5
Commitments and contingencies (Note 10)
Member's equity
Member's interest	1,793.6	805.5	275.7	(1,100.5)	1,774.3
Accumulated other comprehensive loss	—	—	(19.6)	—	(19.6)
Accumulated deficit	(562.0)	38.7	(8.8)	9.0	(523.1)
Total member's equity	1,231.6	844.2	247.3	(1,091.5)	1,231.6
Total liabilities and member's equity	$5,987.1	$886.2	$848.0	$(1,448.2)	$6,273.1

Condensed Consolidating Balance Sheets (Unaudited)

June 30, 2015

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	(Issuer)	Subsidiaries	Subsidiaries	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$274.3	$4.7	$29.0	$—		308.0
Trade receivables, net of allowance	54.7	4.6	28.7	—		88.0
Due from related parties	(1.3)	0.4	2.9	(1.4)		0.6
Prepaid expenses	25.8	4.4	7.1	—		37.3
Deferred income taxes, net	128.5	—	1.0	—		129.5
Other assets	3.6	—	0.3	—		3.9
Total current assets	485.6	14.1	69.0	(1.4)		567.3
Property and equipment, net	2,622.9	335.5	340.8	—		3,299.2
Intangible assets, net	605.8	239.5	103.0	—		948.3
Goodwill	762.2	281.0	181.2	—		1,224.4
Other assets	36.2	8.3	10.3	—		54.8
Related party receivable	304.8	—	—	(304.8)		—
Investment in subsidiary	1,050.8	—	—	(1,050.8)		—
Total assets	$5,868.3	$878.4	$704.3	$(1,357.0)		$6,094.0
Liabilities and member's equity
Current liabilities
Current portion of long-term debt	$16.5	$—	$—	$—		16.5
Accounts payable	26.6	4.0	9.4	—		40.0
Accrued liabilities	125.6	20.6	36.2	—		182.4
Accrued interest	57.2	—	—	—		57.2
Capital lease obligations, current	2.0	1.6	0.8	—		4.4
Due to related parties	1.7	—	1.0	(1.4)		1.3
Deferred revenue, current	73.2	2.8	10.6	—		86.6
Total current liabilities	302.8	29.0	58.0	(1.4)		388.4
Long-term debt, non-current	3,652.2	—	—	—		3,652.2
Related party debt, long-term	—	—	304.8	(304.8)		—
Capital lease obligation, non-current	5.6	18.6	4.1	—		28.3
Deferred revenue, non-current	559.4	4.6	48.7	—		612.7
Deferred income taxes, net	139.2	—	50.5	—		189.7
Other long-term liabilities	15.0	10.6	3.0	—		28.6
Total liabilities	4,674.2	62.8	469.1	(306.2)	—	4,899.9
Commitments and contingencies (Note 10)
Member's equity
Member's interest	1,730.1	778.1	251.2	(1,060.3)		1,699.1
Accumulated other comprehensive loss	—	—	(7.9)	—		(7.9)
Accumulated deficit	(536.0)	37.5	(8.1)	9.5		(497.1)
Total member's equity	1,194.1	815.6	235.2	(1,050.8)		1,194.1
Total liabilities and member's equity	$5,868.3	$878.4	$704.3	$(1,357.0)		$6,094.0

Condensed Consolidating Statements of Operations

For the three months ended December 31, 2015

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	(Issuer)	Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$279.0	$51.8	$38.8	$—	$369.6
Operating costs and expenses
Operating costs (excluding depreciation amortization and including stock-based compensation)	81.7	17.1	13.4	—	112.2
Selling, general and administrative expenses (including stock-based compensation)	60.9	14.0	10.1	—	85.0
Depreciation and amortization	84.7	18.8	10.2	—	113.7
Total operating costs and expenses	227.3	49.9	33.7	—	310.9
Operating income/(loss)	51.7	1.9	5.1	—	58.7
Other expenses
Interest expense	(44.8)	(0.2)	(6.2)	—	(51.2)
Foreign currency (loss)/gain on intercompany loans	(6.9)	—	(0.2)	—	(7.1)
Other expense	(0.1)	—	—	—	(0.1)
Equity in net earnings of subsidiaries	(0.4)	—	—	0.4	—
Total other expense, net	(52.2)	(0.2)	(6.4)	0.4	(58.4)
(Loss)/earnings from operations before income taxes	(0.5)	1.7	(1.3)	0.4	0.3
Provision for income taxes	10.3	—	0.8	—	11.1
Net (loss)/earnings	$(10.8)	$1.7	$(2.1)	$0.4	$(10.8)

Condensed Consolidating Statements of Operations

For the six months ended December 31, 2015

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	(Issuer)	Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$552.9	$103.7	$79.8	$—	$736.4
Operating costs and expenses
Operating costs (excluding depreciation amortization and including stock-based compensation)	163.8	35.7	25.7	—	225.2
Selling, general and administrative expenses (including stock-based compensation)	120.2	28.0	21.4	—	169.6
Depreciation and amortization	171.6	38.6	20.6	—	230.8
Total operating costs and expenses	455.6	102.3	67.7	—	625.6
Operating income/(loss)	97.3	1.4	12.1	—	110.8
Other expenses
Interest expense	(94.3)	(0.2)	(10.5)	—	(105.0)
Foreign currency (loss)/gain on intercompany loans	(17.3)	—	(0.5)	—	(17.8)
Other expense	—	—	(0.2)	—	(0.2)
Equity in net earnings of subsidiaries	0.5	—	—	(0.5)	—
Total other expense, net	(111.1)	(0.2)	(11.2)	(0.5)	(123.0)
(Loss)/earnings from operations before income taxes	(13.8)	1.2	0.9	(0.5)	(12.2)
Provision for income taxes	12.2	—	1.6	—	13.8
Net (loss)/earnings	$(26.0)	$1.2	$(0.7)	$(0.5)	$(26.0)

Condensed Consolidating Statements of Operations (Unaudited)

For the three months ended December 31, 2014

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$256.0	$30.1	$37.8	$—	$323.9
Operating costs and expenses
Operating costs (excluding depreciation amortization and including stock-based compensation)	74.9	11.1	11.8	—	97.8
Selling, general and administrative expenses (including stock-based compensation)	18.9	4.7	8.5	—	32.1
Depreciation and amortization	78.1	5.8	13.0	—	96.9
Total operating costs and expenses	171.9	21.6	33.3	—	226.8
Operating income/(loss)	84.1	8.5	4.5	—	97.1
Other expenses
Interest expense	(48.9)	(0.3)	(4.2)	—	(53.4)
Loss on extinguishment of debt	(30.9)	—	—	—	(30.9)
Foreign currency loss on intercompany loans	(13.3)	—	—	—	(13.3)
Other income, net	1.4	(0.5)	(1.0)	—	(0.1)
Equity in net earnings of subsidiaries	7.1	—	—	(7.1)	—
Total other expense, net	(84.6)	(0.8)	(5.2)	(7.1)	(97.7)
(Loss)/earnings from operations before income taxes	(0.5)	7.7	(0.7)	(7.1)	(0.6)
(Benefit)/provision for income taxes	(4.2)	—	(0.1)	—	(4.3)
Net (loss)/earnings	$3.7	$7.7	$(0.6)	$(7.1)	$3.7

Condensed Consolidating Statements of Operations (Unaudited)

For the six months ended December 31, 2014

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$507.5	$60.5	$76.5	$—	$644.5
Operating costs and expenses
Operating costs (excluding depreciation amortization and including stock-based compensation)	158.8	22.8	23.5	—	205.1
Selling, general and administrative expenses (including stock-based compensation)	146.1	15.1	27.5	—	188.7
Depreciation and amortization	157.5	10.8	24.6	—	192.9
Total operating costs and expenses	462.4	48.7	75.6	—	586.7
Operating income/(loss)	45.1	11.8	0.9	—	57.8
Other expenses
Interest expense	(108.5)	(0.4)	8.6	—	(100.3)
Loss on extinguishment of debt	(30.9)	—	—	—	(30.9)
Foreign currency loss on intercompany loans	(29.0)	—	1.1	—	(27.9)
Other income, net	(0.1)	(0.6)	0.5	—	(0.2)
Equity in net earnings of subsidiaries	21.2	—	—	(21.2)	—
Total other expense, net	(147.3)	(1.0)	10.2	(21.2)	(159.3)
(Loss)/earnings from operations before income taxes	(102.2)	10.8	11.1	(21.2)	(101.5)
(Benefit)/provision for income taxes	4.4	0.4	0.3	—	5.1
Net (loss)/earnings	$(106.6)	$10.4	$10.8	$(21.2)	$(106.6)

Condensed Consolidating Statements of Cash Flows

Six months ended December 31, 2015

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	(Issuer)	Subsidiaries	Subsidiaries	Total
Net cash provided by operating activities	$243.8	40.3	57.3	$341.4

Cash flows from investing activities:
Purchases of property and equipment	(283.7)	(27.9)	(20.0)	(331.6)
Acquisitions, net of cash acquired	—	(16.7)	(101.0)	(117.7)
Other	0.3	(0.1)	(0.5)	(0.3)
Net cash used in investing activities	(283.4)	(44.7)	(121.5)	(449.6)
Cash flows from financing activities:
Distributions to parent	(37.8)	5.5	14.8	(17.5)
Loan from Parent	(59.0)	—	59.0	—
Principal payments on long-term debt	(7.1)	(1.2)	—	(8.3)
Principal repayments on capital lease obligations	(0.7)	(0.9)	(0.6)	(2.2)
Excess tax benefit from stock-based compensation	7.9	—	—	7.9
Other	(0.8)	—	—	(0.8)
Net cash provided by financing activities	(97.5)	3.4	73.2	(20.9)
Effect of changes in foreign exchange rates on cash	—	—	(3.3)	(3.3)
Net decrease in cash and cash equivalents	(137.1)	(1.0)	5.7	(132.4)
Cash and cash equivalents, beginning of period	274.3	4.7	29.0	308.0
Cash and cash equivalents, end of period	$137.2	$3.7	$34.7	$175.6

Condensed Consolidating Statements of Cash Flows

Six months ended December 31, 2014

(in millions)

	Zayo Group,
	LLC	Guarantor	Non-Guarantor
	(Issuer)	Subsidiaries	Subsidiaries	Total
Net cash provided by operating activities	$204.4	13.8	14.4	$232.6

Cash flows from investing activities:
Purchases of property and equipment	(207.9)	(17.8)	(19.1)	(244.8)
Acquisitions, net of cash acquired	(0.1)	(52.5)	(73.9)	(126.5)
Net cash used in investing activities	(208.0)	(70.3)	(93.0)	(371.3)
Cash flows from financing activities:
Proceeds from equity offerings and contributions	205.3	64.9	9.5	279.7
Principal payments on long-term debt	(254.4)	(5.3)	—	(259.7)
Payment of early redemption fees on debt extinguished	(23.8)	—	—	(23.8)
Payment of)/receipt from intercompany loans	(50.1)	—	50.1	—
Principal repayments on capital lease obligations	(0.5)	(0.8)	—	(1.3)
Net cash provided by financing activities	(123.5)	58.8	59.6	(5.1)
Effect of changes in foreign exchange rates on cash	(4.1)	0.8	1.7	(1.6)
Net decrease in cash and cash equivalents	(131.2)	3.1	(17.3)	(145.4)
Cash and cash equivalents, beginning of period	260.8	1.0	35.6	297.4
Cash and cash equivalents, end of period	$129.6	$4.1	$18.3	$152.0

(17) Condensed Consolidating Financial Information

As discussed Note 8 – Long-Term Debt, as of June 30, 2015, the Company has outstanding $325.6 million 2020 Unsecured Notes, $1,430.0 million 2023 Unsecured Notes and $350.0 million 2025 Senior Unsecured Notes. The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Company’s current and future domestic restricted subsidiaries. Zayo Capital does not have independent assets or operations. The non-guarantor subsidiaries consist of the foreign subsidiaries that were acquired in conjunction with the Company's acquisitions.

The accompanying condensed consolidating financial information has been prepared and is presented to display the components of the Company’s balance sheets, statements of operations and statements of cash flows in a manner that allows an existing or future holder of the Company’s Notes to review and analyze the current financial position and recent operating results of the legal subsidiaries that guarantee the Company’s debt obligations.

The operating activities of the separate legal entities included in the Company’s consolidated financial statements are interdependent. The accompanying condensed consolidating financial information presents the results of operations, financial position and cash flows of each legal entity. Zayo Group and its guarantors provide services to each other during the normal course of business. These transactions are eliminated in the consolidated results of operations of the Company. Activity related to income taxes is included at the issuer, or Zayo Group level, and the Company's non-guarantor subsidiaries and is not allocated to the Company's guarantor subsidiaries in the condensed consolidated financial information presented below.

Condensed Consolidating Balance Sheets
Year Ended June 30, 2015

	Zayo Group, LLC (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$274.3	$4.7	$29.0	$—	308.0
Trade receivables, net of allowance	54.7	4.6	28.7	—	88.0
Due from related parties	(1.3)	0.4	2.9	(1.4)	0.6
Prepaid expenses	25.8	4.4	7.1	—	37.3
Deferred income taxes, net	128.5	—	1.0	—	129.5
Other assets	3.6	—	0.3	—	3.9
Total current assets	485.6	14.1	69.0	(1.4)	567.3
Property and equipment, net	2,622.9	335.5	340.8	—	3,299.2
Intangible assets, net	605.8	239.5	103.0	—	948.3
Goodwill	762.2	281.0	181.2	—	1,224.4
Other assets	36.2	8.3	10.3	—	54.8
Related party receivable	304.8	—	—	(304.8)	—
Investment in subsidiary	1,050.8	—	—	(1,050.8)	—
Total assets	$5,868.3	$878.4	$704.3	$(1,357.0)	$6,094.0
Liabilities and member's equity
Current liabilities
Current portion of long-term debt	$16.5	$—	$—	$—	16.5
Accounts payable	26.6	4.0	9.4	—	40.0
Accrued liabilities	125.6	20.6	36.2	—	182.4
Accrued interest	57.2	—	—	—	57.2
Capital lease obligations, current	2.0	1.6	0.8	—	4.4
Due to related parties	1.7	—	—	(1.4)	1.3
Deferred revenue, current	73.2	2.8	10.6	—	86.6
Total current liabilities	302.8	29.0	58.0	(1.4)	388.4
Long-term debt, non-current	3,652.2	—	—	—	3,652.2
Related party debt, long-term	—	—	304.8	(304.8)	—
Capital lease obligation, non-current	5.6	18.6	4.1	—	28.3
Deferred revenue, non-current	559.4	4.6	48.7	—	612.7
Stock-based compensation liability	1.5	0.1	0.3	—	1.9
Deferred income taxes, net	139.2	—	50.5	—	189.7
Other long-term liabilities	13.5	10.5	2.7	—	26.7
Total liabilities	4,674.2	62.8	469.1	(306.2)	4,899.9
Member's equity
Member's interest	1,730.1	778.1	251.2	(1,060.3)	1,699.1
Accumulated other comprehensive (loss)/income	—	—	(7.9)	—	(7.9)
Accumulated deficit	(536.0)	37.5	(8.1)	—	(497.1)
Total member's equity	1,194.1	815.6	235.2	(1,050.8)	1,194.1
Total liabilities and member's equity	$5,868.3	$878.4	$704.3	$(1,357.0)	$6,094.0

Condensed Consolidating Balance Sheets
Year Ended June 30, 2014

	Zayo Group, LLC (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$256.0	$5.8	$35.6	$—	297.4
Trade receivables, net of allowance	33.6	8.2	15.4	—	57.2
Due from related parties	0.3	—	0.6	—	0.9
Prepaid expenses	18.7	0.9	5.3	—	24.9
Deferred income taxes, net	156.0	3.5	1.5	—	161.0
Other assets	1.9	—	0.5	—	2.4
Total current assets	466.5	18.4	58.9	—	543.8
Property and equipment, net	2,389.3	109.3	323.8	—	2,822.4
Intangible assets, net	563.7	51.1	95.5	—	710.3
Goodwill	683.5	38.0	145.2	—	866.7
Other assets	23.4	3.5	10.8	—	37.7
Related party receivable	267.8	—	—	(267.8)	—
Investment in subsidiary	332.1	—	—	(332.1)	—
Total assets	$4,726.3	$220.3	$634.2	$(599.9)	$4,980.9
Liabilities and member's equity
Current liabilities
Current portion of long-term debt	$20.5	$—	$—	$—	20.5
Accounts payable	20.4	4.3	2.0	—	26.7
Accrued liabilities	125.0	21.0	26.3	—	172.3
Accrued interest	57.1	—	—	—	57.1
Capital lease obligations, current	1.5	0.9	—	—	2.4
Due to related parties	(0.7)	—	0.7	—	—
Deferred revenue, current	56.7	1.6	17.1	—	75.4
Total current liabilities	280.5	27.8	46.1	—	354.4
Long-term debt, non-current	3,130.3	—	—	—	3,130.3
Related party debt, long-term	—	—	267.8	(267.8)	—
Capital lease obligation, non-current	5.6	18.4	1.7	—	25.7
Deferred revenue, non-current	459.5	8.6	33.4	—	501.5
Stock-based compensation liability	343.8	23.3	25.3	—	392.4
Deferred income taxes, net	93.0	—	45.3	—	153.0
Other long-term liabilities	12.3	9.8	0.2	—	22.3
Total liabilities	4,325.0	102.6	419.8	(267.8)	4,579.6
Member's equity
Member's interest	782.2	73.8	205.0	(332.1)	728.9
Accumulated other comprehensive (loss)/income	—	—	14.4	—	14.4
Accumulated deficit	(380.9)	43.9	(5.0)	—	(342.0)
Total member's equity	401.3	117.7	214.4	(332.1)	401.3
Total liabilities and member's equity	$4,726.3	$220.3	$634.2	$(599.9)	$4,980.9

Condensed Consolidating Statements of Operations
Year Ended June 30, 2015

	Zayo Group, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
	(Issuer)
Revenue	$1,040.1	$151.6	$155.4	$—	$1,347.1
Operating costs and expenses
Operating costs (excluding depreciation amortiztion and including stock-based compensation)	313.8	54.4	45.3	—	413.5
Selling, general and administrative expenses (including stock-based compensation)	266.4	38.9	52.8	—	358.1
Depreciation and amortization	321.7	42.7	41.8	—	406.2
Total operating costs and expenses	901.9	136.0	139.9	—	1,177.8
Operating income	138.2	15.6	15.5	—	169.3
Other expenses
Interest expense	(177.0)	(20.3)	(16.7)	—	(214.0)
Loss on extinguishment of debt	(91.8)	(1.7)	(0.8)	—	(94.3)
Foreign currency (loss)/gain on intercompany loans	(23.2)	—	(1.2)	—	(24.4)
Other income, net	(0.4)	—	—	—	(0.4)
Equity in net earnings of subsidiaries	(9.5)	—	—	9.5	—
Total other expense, net	(301.9)	(22.0)	(18.7)	9.5	(333.1)
(Loss)/earnings before provision for income taxes	(163.7)	(6.4)	(3.2)	9.5	(163.8)
(Benefit)/provision for income taxes	(8.6)	—	(0.1)	—	(8.7)
Net (loss)/earnings	$(155.1)	$(6.4)	$(3.1)	$9.5	$(155.1)

Condensed Consolidating Statements of Operations
Year Ended June 30, 2014

	Zayo Group, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
	(Issuer)
Revenue	$956.5	$102.8	$70.4	$—	$1,129.7
Operating costs and expenses
Operating costs (excluding depreciation amortiztion and including stock-based compensation)	290.1	45.5	7.7	—	343.3
Selling, general and administrative expenses (including stock-based compensation)	327.3	28.3	29.0	—	384.6
Depreciation and amortization	307.6	13.8	16.8	—	338.2
Total operating costs and expenses	925.0	87.6	53.5	—	1,066.1
Operating income	31.5	15.2	16.9	—	63.6
Other expenses
Interest expense	(201.1)	—	(2.4)	—	(203.5)
Loss on extinguishment of debt	(1.9)	—	—	—	(1.9)
Foreign currency (loss)/gain on intercompany loans	3.5	—	1.2	—	4.7
Other income, net	0.3	—	—	—	0.3
Equity in net earnings of subsidiaries	28.2	—	—	(28.2)	—
Total other expense, net	(171.0)	—	(1.2)	(28.2)	(200.4)
(Loss)/earnings before provision for income taxes	(139.5)	15.2	15.7	(28.2)	(136.8)
(Benefit)/provision for income taxes	37.6	-	2.7	—	40.3
Net (loss)/earnings	$(177.1)	$15.2	$13.0	$(28.2)	$(177.1)

Condensed Consolidating Statements of Operations
Year Ended June 30, 2013

	Zayo Group, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
	(Issuer)
Revenue	$876.4	$85.4	$57.9	$(8.7)	$1,011.0
Operating costs and expenses
Operating costs (excluding depreciation amortiztion and including stock-based compensation)	255.5	50.4	16.9	(8.7)	314.1
Selling, general and administrative expenses (including stock-based compensation)	229.5	9.4	17.8	—	256.7
Depreciation and amortization	301.4	9.8	13.3	—	324.5
Total operating costs and expenses	786.4	69.6	48.0	(8.7)	895.3
Operating income	90.0	15.8	9.9	—	115.7
Other expenses
Interest expense	(202.1)	—	(0.4)	—	(202.5)
Loss on extinguishment of debt	(77.3)	—	—	—	(77.3)
Foreign currency (loss)/gain on intercompany loans	0.1	—	—	—	0.1
Other income, net	0.2	—	0.1	—	0.3
Equity in net earnings of subsidiaries	20.7	—	—	(20.7)	—
Total other expense, net	(258.4)	—	(0.3)	(20.7)	(279.4)
(Loss)/earnings before provision for income taxes	(168.4)	15.8	9.6	(20.7)	(163.7)
(Benefit)/provision for income taxes	(26.5)	—	4.7	—	(21.8)
Net (loss)/earnings	$(141.9)	$15.8	$4.9	$(20.7)	$(141.9)

Condensed Consolidating Statements of Cash Flows
Year Ended June 30, 2015

	Zayo Group, LLC (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total
Net cash provided by operating activities	$489.3	$55.7	62.0	$607.0

Cash flows from investing activities:
Purchases of property and equipment, net of stimulus grants	(436.8)	(47.8)	(45.8)	(530.4)
Acquisitions, net of cash acquired	(113.5)	(668.3)	(73.9)	(855.7)
Net cash used in investing activities	(550.3)	(716.1)	(119.7)	(1,386.1)

Cash flows from financing activities:
Proceeds from debt	1,747.2	—	40.1	1,787.3
Proceeds from equity offerings and contributions	(290.9)	660.7	15.2	385.0
Direct costs associated with equity offerings	-	—	—	-
Principal payments on long-term debt	(1,288.5)	—	—	(1,288.5)
Payment of early redemption fees on debt extinguished	(62.6)	—	—	(62.6)
Principal repayments on capital lease obligations	(1.7)	(1.4)	(0.4)	(3.5)
Payment of debt issuance costs	(24.2)	—	—	(24.2)
Net cash provided by financing activities	79.3	659.3	54.9	793.5
Effect of changes in foreign exchange rates on cash	—	—	(3.8)	(3.8)
Net (decrease)/increase in cash and cash equivalents	18.3	(1.1)	(2.8)	14.4
Cash and cash equivalents, beginning of period	256.0	5.8	35.6	297.4
Cash and cash equivalents, end of period	$274.3	$4.7	$29.0	$308.0

Condensed Consolidating Statements of Cash Flows
Year Ended June 30, 2014

	Zayo Group, LLC (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total
Net cash provided by operating activities	$485.5	43.2	33.3	$562.0

Cash flows from investing activities:
Purchases of property and equipment, net of stimulus grants	(316.6)	(28.2)	(16.0)	(360.8)
Acquisitions, net of cash acquired	(83.2)	(17.8)	(292.3)	(393.3)
Net cash used in investing activities	(399.8)	(46.0)	(308.3)	(754.1)

Cash flows from financing activities:
Proceeds from debt	423.6	—	—	423.6
Proceeds from revolving credit facility	195.0	—	—	195.0
Proceeds from equity offerings and contributions	11.2	(5.6)	—	5.6
Distribution to parent	(1.2)	—	—	(1.2)
Dividends received/(paid)	(70.8)	15.8	55.0	—
Principal payments on long-term debt	(18.0)	—	—	(18.0)
Principal repayments on capital lease obligations	(2.1)	(5.8)	—	(7.9)
Payment of)/receipt from intercompany loans	(251.1)	—	251.1	—
Payments on revolving credit facility	(195.0)	—	—	(195.0)
Payment of debt issuance costs	(4.9)	—	—	(4.9)
Net cash provided by financing activities	86.7	4.4	306.1	397.2
Effect of changes in foreign exchange rates on cash	—	—	1.0	1.0
Net (decrease)/increase in cash and cash equivalents	172.4	1.6	31.1	205.1
Cash and cash equivalents, beginning of period	83.6	4.2	3.5	91.3
Cash and cash equivalents, end of period	$256.0	$5.8	$35.6	$297.4

Condensed Consolidating Statements of Cash Flows
Year Ended June 30, 2013

	Zayo Group, LLC (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total
Net cash provided by operating activities	$359.3	$31.8	$13.6	$404.7

Cash flows from investing activities:
Purchases of property and equipment, net of stimulus grants	(299.8)	(14.1)	(9.4)	(323.3)
Acquisitions, net of cash acquired	(2,489.0)	0.4	7.9	(2,480.7)
Net cash used in investing activities	(2,788.8)	(13.7)	(1.5)	(2,804.0)

Cash flows from financing activities:
Proceeds from debt	3,184.4	4.9	—	3,189.3
Proceeds from equity offerings and contributions	344.0	—	—	344.0
Dividends received/(paid)	18.6	(18.6)	—	—
Principal payments on long-term debt	(1,058.6)	—	—	(1,058.6)
Payment of early redemption fees on debt extinguished	(72.1)	—	—	(72.1)
Principal repayments on capital lease obligations	(1.8)	(0.1)	—	(1.9)
Payment of)/receipt from intercompany loans	8.3	—	(8.3)	—
Payment of debt issuance costs	(83.1)	—	—	(83.1)
Changes in restricted cash, net	22.6	—	—	22.6
Net cash provided by financing activities	2,362.3	(13.8)	(8.3)	2,340.2
Effect of changes in foreign exchange rates on cash	0.1	(0.1)	(0.3)	(0.3)
Net (decrease)/increase in cash and cash equivalents	(67.2)	4.3	3.8	(59.1)
Cash and cash equivalents, beginning of period	150.7	—	—	150.7
Cash and cash equivalents, end of period	$83.6	$4.2	$3.5	$91.3